Stockholders' Equity (Detail) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended							12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 IPO	Jan. 29, 2014 IPO NGP Holdings	Jan. 29, 2014 IPO Rice Holdings Rice Holdings L L C	Jan. 29, 2014 IPO Mr. Daniel J. Rice III	Jan. 29, 2014 IPO Rice Partners	Jan. 29, 2014 IPO Incentive Unitholders	Jan. 29, 2014 IPO Rice Drilling B	Dec. 31, 2012 Rice Energy Appalachia LLC (REA) Common Stock ($0.01 par)	Aug. 30, 2012 Natural Gas Partners	Jan. 25, 2012 Natural Gas Partners	Apr. 30, 2013 Natural Gas Partners	Dec. 31, 2012 Natural Gas Partners	Dec. 31, 2013 Natural Gas Partners	Jan. 25, 2012 Natural Gas Partners	Dec. 31, 2013 Class A units	Dec. 31, 2013 Class B units	Dec. 31, 2013 Class B units Rice Energy Appalachia LLC (REA)	Dec. 31, 2012 Class B units Rice Energy Appalachia LLC (REA)
Class of Stock [Line Items]
Common stock (shares)							43,452,550	20,300,923	2,356,844	20,000,000	160,831	1,728,852
Compensation expense	$ 73,802,000	$ 0				$ 3,400,000
Equity commitment																	100,000,000	300,000,000	100,000,000
Percentage of net proceeds from equity commitment invested																	100.00%
Shares of common stock issued													13,252,145
Equity commitment funded			195,977,000	96,782,000	7,900,000									25,000,000	75,000,000	200,000,000
Preferred unit amount			Prior to the reorganization in connection with the Rice Energy IPO, the terms of the governance documents of the Company provided that in the event of any liquidation, dissolution or winding up of the Company, distributions would first be made to members holding senior preferred units until such members have received cumulative distributions in an amount equal to the preferred return as defined in the REA agreement, second to the members holding preferred units in the amount of $49.9 million, then, until the Company had achieved breakeven operations, as defined, to the members holding preferred and Class A common units in proportion to their ownership interests and thereafter to the members in proportion to their ownership units. Following the restructuring, distributions in such event would be made to the sole member.
Repurchased stock unit per unit																				$ 1,700	$ 1,700
Option to repurchase units exercised																							2,000
Option to repurchase units exercised, value																							3,400,000
Payments made on behalf of REA																						$ 2,300,000	$ 1,100,000